STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF FINANCIAL CONDITION
Investments in Portfolio Funds, cost (in dollars)	$ 42,005,957	$ 62,812,712
General Partner, Units	9	9
Limited Partners, Units	326,557	450,741
Units outstanding	326,566	450,750